Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per ordinary share
Schedule of earnings per share

	2024	2023	2022
	$ million	$ million	$ million
Earnings
Attributable profit for the year	412	263	223

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2024	2023	2022
Number of shares (millions)
Basic weighted number of shares	873	871	872
Dilutive impact of share incentive schemes outstanding	3	2	1
Diluted weighted average number of shares	876	873	873

Earnings per ordinary share
Basic	47.2¢	30.2¢	25.5¢
Diluted	47.0¢	30.1¢	25.5¢